Stock based compensation (Details Textual)	12 Months Ended
	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 EUR (€) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2013 EUR (€) shares	Dec. 31, 2012 USD ($) shares	Dec. 31, 2012 EUR (€) shares	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized | $	$ 10,899,000		$ 4,090,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 1 month 24 days	2 years 1 month 24 days	2 years 1 month 17 days	2 years 1 month 17 days
Fair Value Of Warrants Vested	$ 300,000	€ 225,500	$ 0	€ 0	$ 348,000	€ 271,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	3,789,000	2,864,000			973,000	735,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	1,265,000	€ 952,000	$ 1,327,000	€ 999,000	$ 1,088,000	€ 846,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	18,555,000						€ 13,964,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 10,606,000						7,981,000
Warrants Exercised	445,000	445,000	50,000	50,000	0	0
Warrants Outstanding Intrinsic Value	$ 37,070,000						28,237,000
Free Share Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 4,533,000		$ 1,954,000		$ 1,336,000		€ 3,544,000	€ 1,446,000	€ 1,009,000